Research And Development Expenses, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research And Development Expenses, Net [Abstract]
Total expenses	$ 276,458	$ 288,668	$ 268,578
Less - grants and participations	(43,071)	(47,576)	(34,447)
Research and development, net	$ 233,387	$ 241,092	$ 234,131